Summary of changes in RSUs outstanding (Details) - Restricted stock unit plan [member] - shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Number of RSU/PSU’s outstanding at the beginning of the year		5,299,176	4,578,910
Granted during the year		2,270,000	1,483,551
Expired during the year		512,820
Vested/exercised during the year		1,915,536	694,096
Vested RSUs net settled for employee’s tax obligation	[1]	429,810	69,189
Number of RSU/PSU’s outstanding at the end of the year		4,711,010	5,299,176

[1]	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2026, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 64,395 which has been paid to the tax authority on the employee’s behalf before March 31, 2026. Total tax liability paid of INR 64,395 is recognized in equity as transaction with equity shareholders.